Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Templeton Growth Fund, Inc.
Entity Central Index Key	0000805664
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Templeton Growth Fund Inc.
Class Name	Class A
Trading Symbol	TEPLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$108	1.02%
[1]
Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class A shares of Templeton Growth Fund Inc. returned 12.38%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 22.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the utilities and financials sectors and an underweight in the consumers staples sector contributed to relative performance for the year.
↑	Geographically, stock selection in Japan and the U.K. contributed significantly to relative performance.
↑	Samsung Electronics, Taiwan Semiconductor Manufacturing, ASM International, Honeywell International and ING Groep were the top five contributors to relative performance for the period.

Top detractors from performance:
↓
Stock selection and an underweight in the information technology sector, stock selection and an overweight in the materials sector and stock selection in the health care sector detracted from relative performance for the year.

↓	Geographically, stock selection in the U.S. was the most significant detractor.
↓	Icon, Nike, HDFC Bank, Intel Corp (underweight) and Intuit were the top five detractors from relative performance for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class A	12.38	7.60	7.13
Class A (with sales charge)	6.20	6.39	6.52
MSCI All Country World Index-NR	22.35	10.89	12.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 9,155,620,861
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 63,538,349
Investment Company Portfolio Turnover	82.19%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$9,155,620,861
Total Number of Portfolio Holdings	65
Total Management Fee Paid	$63,538,349
Portfolio Turnover Rate	82.19%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
Material Fund Change Risks Change [Text Block]	In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton Growth Fund Inc.
Class Name	Class C
Trading Symbol	FTGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$187	1.77%
[3]
Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class C shares of Templeton Growth Fund Inc. returned 11.52%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 22.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the utilities and financials sectors and an underweight in the consumers staples sector contributed to relative performance for the year.
↑	Geographically, stock selection in Japan and the U.K. contributed significantly to relative performance.
↑	Samsung Electronics, Taiwan Semiconductor Manufacturing, ASM International, Honeywell International and ING Groep were the top five contributors to relative performance for the period.

Top detractors from performance:
↓
Stock selection and an underweight in the information technology sector, stock selection and an overweight in the materials sector and stock selection in the health care sector detracted from relative performance for the year.

↓	Geographically, stock selection in the U.S. was the most significant detractor.
↓	Icon, Nike, HDFC Bank, Intel Corp (underweight) and Intuit were the top five detractors from relative performance for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class C	11.52	6.78	6.32
Class C (with sales charge)	10.54	6.78	6.32
MSCI All Country World Index-NR	22.35	10.89	12.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 9,155,620,861
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 63,538,349
Investment Company Portfolio Turnover	82.19%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$9,155,620,861
Total Number of Portfolio Holdings	65
Total Management Fee Paid	$63,538,349
Portfolio Turnover Rate	82.19%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
Material Fund Change Risks Change [Text Block]	In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Templeton Growth Fund Inc.
Class Name	Class R
Trading Symbol	TEGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$135	1.27%
[5]
Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R shares of Templeton Growth Fund Inc. returned 12.05%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 22.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the utilities and financials sectors and an underweight in the consumers staples sector contributed to relative performance for the year.
↑	Geographically, stock selection in Japan and the U.K. contributed significantly to relative performance.
↑	Samsung Electronics, Taiwan Semiconductor Manufacturing, ASM International, Honeywell International and ING Groep were the top five contributors to relative performance for the period.

Top detractors from performance:
↓
Stock selection and an underweight in the information technology sector, stock selection and an overweight in the materials sector and stock selection in the health care sector detracted from relative performance for the year.

↓	Geographically, stock selection in the U.S. was the most significant detractor.
↓	Icon, Nike, HDFC Bank, Intel Corp (underweight) and Intuit were the top five detractors from relative performance for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R	12.05	7.32	6.86
MSCI All Country World Index-NR	22.35	10.89	12.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 9,155,620,861
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 63,538,349
Investment Company Portfolio Turnover	82.19%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$9,155,620,861
Total Number of Portfolio Holdings	65
Total Management Fee Paid	$63,538,349
Portfolio Turnover Rate	82.19%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
Material Fund Change Risks Change [Text Block]	In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton Growth Fund Inc.
Class Name	Class R6
Trading Symbol	FTGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$78	0.73%
[7]
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R6 shares of Templeton Growth Fund Inc. returned 12.67%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 22.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the utilities and financials sectors and an underweight in the consumers staples sector contributed to relative performance for the year.
↑	Geographically, stock selection in Japan and the U.K. contributed significantly to relative performance.
↑	Samsung Electronics, Taiwan Semiconductor Manufacturing, ASM International, Honeywell International and ING Groep were the top five contributors to relative performance for the period.

Top detractors from performance:
↓
Stock selection and an underweight in the information technology sector, stock selection and an overweight in the materials sector and stock selection in the health care sector detracted from relative performance for the year.

↓	Geographically, stock selection in the U.S. was the most significant detractor.
↓	Icon, Nike, HDFC Bank, Intel Corp (underweight) and Intuit were the top five detractors from relative performance for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R6	12.67	7.91	7.46
MSCI All Country World Index-NR	22.35	10.89	12.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 9,155,620,861
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 63,538,349
Investment Company Portfolio Turnover	82.19%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$9,155,620,861
Total Number of Portfolio Holdings	65
Total Management Fee Paid	$63,538,349
Portfolio Turnover Rate	82.19%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
Material Fund Change Risks Change [Text Block]	In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton Growth Fund Inc.
Class Name	Advisor Class
Trading Symbol	TGADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$82	0.77%
[9]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Advisor Class shares of Templeton Growth Fund Inc. returned 12.64%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 22.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the utilities and financials sectors and an underweight in the consumers staples sector contributed to relative performance for the year.
↑	Geographically, stock selection in Japan and the U.K. contributed significantly to relative performance.
↑	Samsung Electronics, Taiwan Semiconductor Manufacturing, ASM International, Honeywell International and ING Groep were the top five contributors to relative performance for the period.

Top detractors from performance:
↓
Stock selection and an underweight in the information technology sector, stock selection and an overweight in the materials sector and stock selection in the health care sector detracted from relative performance for the year.

↓	Geographically, stock selection in the U.S. was the most significant detractor.
↓	Icon, Nike, HDFC Bank, Intel Corp (underweight) and Intuit were the top five detractors from relative performance for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Advisor Class	12.64	7.86	7.39
MSCI All Country World Index-NR	22.35	10.89	12.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 9,155,620,861
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 63,538,349
Investment Company Portfolio Turnover	82.19%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$9,155,620,861
Total Number of Portfolio Holdings	65
Total Management Fee Paid	$63,538,349
Portfolio Turnover Rate	82.19%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
Material Fund Change Risks Change [Text Block]	In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.